SHAREHOLDERS' EQUITY	12 Months Ended
Dec. 31, 2015
SHAREHOLDERS' EQUITY [Abstract]
SHAREHOLDERS' EQUITY
20.	SHAREHOLDERS' EQUITY

Share repurchase program

 As an extension of the share repurchase program approved by the Board of Directors on October 9, 2012, the Company repurchased 217,036 ADSs, representing 651,108 ordinary shares, with a total consideration of US$982 for the year ended December 31, 2013. No ADS or share was repurchased in 2014.

On August 10, 2015, the Board of Director approved a share repurchase program pursuant to which, the Company is authorized to repurchase up to $20,000 of its outstanding ADSs at a price not exceeding $7.99 per ADS. During the year ended December 31, 2015, the Company repurchased 614,033 ADSs, representing 1,842,099 ordinary shares, with a total consideration of US$3,111.

Special dividend

On January 7, 2014, the Board of Directors declared a special cash dividend of US$0.24 per ordinary share based on the number of ordinary shares that were outstanding as of September 30, 2013. The total amount of the special dividend of RMB201,583 was paid in April 2014.

On July 28, 2014, the Board of Directors declared a special cash dividend of US$0.30 per ordinary share based on the number of ordinary shares that were outstanding as of March 31, 2014. The total amount of the special dividend of RMB251,979 was paid in November 2014.

On December 11, 2015, the Board of Directors declared a special cash dividend of US$0.33 per ordinary share based on the number of ordinary shares outstanding as of September 30, 2015. The total amount of  the special dividend was approximately RMB288,157 (US$44,484), of which RMB285,444(US$44,065) has been paid subsequently up to the date of the audit report.

No other dividend has been declared for the years ended December 31, 2013, 2014 and2015.